RESTRICTED STOCK AWARDS	9 Months Ended
Sep. 30, 2024
Schedule Of Restricted Stock Awards
RESTRICTED STOCK AWARDS

NOTE 5. RESTRICTED STOCK AWARDS

Restricted Stock Award transactions during the nine months ended September 30, 2024 and the year ended December 31, 2023 were as follows:

	September 30, 2024		December 31, 2023
	Shares	Weighted- Average Price	Shares	Weighted- Average Price

Outstanding at Beginning of Period	7,983,720	$0.00	7,983,720	$0.00
Granted	4,400,000	0.07	1,500,000	0.03
Vested	(800,000)	-	(1,500,000)	-
Forfeited or Cancelled	-	-	-	-
Outstanding at End of Period	11,583,720	0.00	7,983,720	0.00

Weighted-Average Fair Value of RSAs Granted During the Period	$0.05		$0.02